                        SEI INSTITUTIONAL MANAGED TRUST

                              High Yield Bond Fund

                         Supplement Dated June 22, 2001
                    to the Prospectus Dated January 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A FIXED INCOME PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust, have appointed Shenkman Capital Management, Inc. ("Shenkman"), as an additional Sub-Adviser to the Trust's High Yield Bond Fund. Shenkman was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on June 18-19, 2001 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on November 13, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Shenkman, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Shenkman. SIMC recommended the selection of Shenkman and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Shenkman and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Shenkman, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the High Yield Bond Fund by Shenkman; (2) the distinct investment objective and policies of the High Yield Bond Fund; (3) the history, reputation, qualification and background of Shenkman's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Shenkman, including any benefits to be received by Shenkman or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Shenkman relating to the High Yield Bond Fund, Shenkman makes investment decisions for the assets of the High Yield Bond Fund allocated to it by SIMC, and continuously reviews, supervises and administers the High Yield Bond Fund's investment program with respect to these assets. Shenkman is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the High Yield Bond Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until June, 2003 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

In connection with the appointment of Shenkman as Sub-Adviser to the High Yield Bond Fund, the "Sub-Advisers" section on page 7 of the Prospectus is amended by inserting the following paragraph relating to Shenkman:

SHENKMAN CAPITAL MANAGEMENT, INC.: Mark Shenkman, President and Chief Investment Officer, and Frank Whitley, Executive Vice President, serve as portfolio managers for a portion of the assets of the High Yield Bond Fund. Mr. Shenkman has served in these roles since he founded the firm in 1985. Mr. Whitley joined Shenkman in 1988, and has co-managed the investment process since 1994.
Mr. Shenkman and Mr. Whitley each has over 20 years of investment experience.

Shenkman was founded in July 1985. As of March 31, 2001, Shenkman had approximately $2.9 billion in assets under management.

Listed below are the names and principal occupations of the principals and principal executive officers of Shenkman. The address of Shenkman and the principal business address of such individuals, as it relates to their respective positions at Shenkman, is 461 Fifth Avenue, New York, New York 10017-6283.

NAME                                                                                             TITLE
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Mark Ronald Shenkman                                President, Chief Investment Officer & Director
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Albert Fuss                                         Director
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Victor M. Rosenzweig                                Director & Secretary
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Frank X. Whitley                                    Executive Vice President
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Mark J. Flanagan                                    Senior Vice President, Director of Credit Research
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                                                    Senior Vice President & General Counsel, Assistant
Richard H. Weinstein                                Secretary
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

SIMC will pay Shenkman a fee based on a percentage of the average monthly market value of the assets of the High Yield Bond Fund assigned to Shenkman.

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At the Quarterly Meeting, the Trustees appointed Nicholas-Applegate Capital
Management ("NACM") as an additional Sub-Adviser to the Trust's High Yield Bond Fund. NACM's appointment does not require shareholder approval.

In evaluating NACM, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and NACM. SIMC recommended the selection of NACM and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of NACM and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing NACM, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the High Yield Bond Fund by NACM; (2) the distinct investment objective and policies of the High Yield Bond Fund; (3) the history, reputation, qualification and background of NACM's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to NACM, including any benefits to be received by NACM or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and NACM relating to the High Yield Bond Fund, NACM makes investment decisions for the assets of the High Yield Bond Fund allocated to it by SIMC, and continuously reviews, supervises and administers the High Yield Bond Fund's investment program with respect to these assets. NACM is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the High Yield Bond Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until June, 2003 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

In connection with the appointment of NACM as Sub-Adviser to the High Yield Bond Fund, the "Sub-Advisers" section on page 7 of the Prospectus is amended by inserting the following paragraph relating to NACM:

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT INC.: A team of investment professionals, led by Doug G. Forsyth, CFA, serve as portfolio managers for a portion of the assets of the High Yield Bond Fund. Mr. Forsyth, Lead Portfolio Manager of High Yield & Convertibles at NACM, joined NACM in 1994, and has 10 years of investment experience.

In January of 2001, NACM was acquired by Allianz AG, and became an affiliate of Allianz AG. As of November 30, 2000, NACM had approximately $33.5 billion in assets under management.

Listed below are the names and principal occupations of the principals and principal executive officers of NACM. The address of NACM and the principal business address of such individuals, as it relates to their respective positions at NACM, is 600 West Broadway, San Diego, California 92101.

NAME                                                                                             TITLE
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Deborah E. Bowman                                   Head of Consulting Relations
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Victoria P. Hulick                                  Vice President, Director of Compliance
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                                                    Senior Vice President, Director of Institutional
Peter J. Johnson                                    Sales
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Scott A. Long                                       Head of Global Operations
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Charles W. Maher                                    Chief Financial Officer
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John J.P. McDonnell                                 Chief Operating Officer
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Edward B. Moore, Jr.                                General Counsel/Secretary of General Partner
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Arthur E. Nicholas                                  Chairman
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Eric S. Sagerman                                    Director of Global Marketing
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Catherine C. Somhegyi Nicholas                      Chief Investment Officer, Global Equity Management
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

SIMC will pay NACM a fee based on a percentage of the average monthly market value of the assets of the High Yield Bond Fund assigned to NACM.

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The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE